Preparation basis	12 Months Ended
Dec. 31, 2023
Preparation basis
Preparation basis

3.     Preparation basis

These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standard (IFRS) as issued by the International Accounting Standards Board (IASB).

The issuance of these consolidated financial statements was approved by the Executive Board of Directors on May 14, 2024.

a.   Measurement basis

The financial statements were prepared based on historical cost, except for certain financial instruments measured at fair value and contingent consideration for business combinations, as described in the following accounting practices. See item (d) below for information on the measurement of financial information of subsidiaries located in hyperinflationary economies.

b.   Functional and presentation currency

These consolidated financial statements are presented in Brazilian Real (R$), which is the Company’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

The functional currency of the subsidiary Rodati Motors Corporation is the US Dollar. The indirect subsidiaries of the Company have the following functional currencies: Rodati Motors Central de Informações de Veículos Automotores Ltda. has the local currency, Brazilian Real (BRL), as its functional currency; Rodati Services S.A. has the local currency, Argentine Peso (ARG), as its functional currency; and Rodati Servicios, S.A. de CV. has the local currency, Mexican Pesos (MEX), as its functional currency.

c.   Foreign currency translation

For the consolidated Company subsidiaries in which the functional currency is different from the Brazilian Real, the financial statements are translated to Real as of the closing date. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are generally recognized in profit or loss and presented within finance costs.

d.   Accounting and reporting in highly hyperinflationary economy

In December 2023, considering that the inflation accumulated in the past five years in Argentina was higher than 100%, the adoption of the accounting and reporting standard in the hyperinflationary economy became mandatory in relation to the subsidiary Rodati Services S.A., located in Argentina.

Non-monetary assets and liabilities, the equity and the statement of profit or loss of subsidiaries that operate in hyperinflationary economies are adjusted by the change in the general purchasing power of the currency, applying a general price index.

The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy based on current cost approach are in terms of the current measurement unit at the balance sheet date and translated into Real at the closing exchange rate for the period. The impacts of changes in general purchasing power were reported as finance costs in the statements of profit or loss of the Company.

e.   Use of estimates and judgments

In preparing these consolidated financial statements, management has made judgements and estimates that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Judgments:

Information about judgments referring to the adoption of accounting policies which impact significantly the amounts recognized in the financial statements are included in the following notes:

Note 1 – Identification of assets acquired, and liabilities assumed.

Note 11 - Intangible assets: determination of useful lives of intangible assets.

Uncertainties on assumptions and estimates:

Information on uncertainties as to assumptions and estimates that pose a high risk of resulting in a material adjustment within the next fiscal year are included in the following notes:

Note 1 – business combination: assumptions on the determination of fair value of consideration transferred, assets acquired, and liabilities assumed. The identification of the intangible assets acquired in the business combinations is subject to significant judgements by management as to whether assets are separable from other assets. The measurement of those assets and liabilities assumed also involve judgements and estimates developed by management, based on facts and circumstances known at the time of the business combination that may be not confirmed in the future. Such judgements and estimates are reviewed on an ongoing basis and adjusted prospectively as necessary.

Note 12 - Impairment test of intangible assets, intangible assets with an indefinite useful life and goodwill: assumptions regarding projections of generation of future cash flows.

Note 19 - Provision for labor, tax and civil risks: main assumptions regarding the likelihood and magnitude of the cash outflows.

Note 25 – recognition of deferred tax assets: availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized.

(i)   Measurement of fair value

A series of Company’s accounting policies and disclosures requires the measurement of fair value, for financial and non-financial assets and liabilities.

Evaluation process includes the regular review of significant non-observable data and valuation adjustments. If third-party information, such as brokerage firms’ quotes or pricing services, is used to measure fair value, then the evaluation process analyzes the evidence obtained from the third parties to support the conclusion that such valuations meet the IFRS requirements, including the level in the fair value hierarchy in which such valuations should be classified.

When measuring the fair value of an asset or liability, the Company uses observable data as much as possible. Fair values are classified at different levels according to hierarchy based on information (inputs) used in valuation techniques, as follows:

—   Level 1: Prices quoted (not adjusted) in active markets for identical assets and liabilities.

—   Level 2: Inputs, except for quoted prices, included in Level 1 which are observable for assets or liabilities, directly (prices) or indirectly (derived from prices).

—   Level 3: Inputs, for assets or liabilities, which are not based on observable market data (non-observable inputs).

The Company recognizes transfers between fair value hierarchy levels at the end of the financial statements’ period in which changes occurred.